Effects of adoption of IFRS 17 (Tables)	6 Months Ended
Jun. 30, 2023
Insurance Contracts [Abstract]
Effects of adoption of IFRS 17
IFRS 17 transition impact on the Group consolidated balance sheet at 1 January 2022

	IFRS 4	Removal of PVIF and IFRS 4	Remeasure-ment effect of IFRS 9 re-designations	IFRS 17 fulfilment cash flows	IFRS 17 CSM	Tax effect	IFRS 17	Total movements
	$m	$m	$m	$m	$m	$m	$m	$m
Assets
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	49,804	—	60,991	—	—	—	110,795	60,991
Loans and advances to banks	83,136	—	(569)	—	—	—	82,567	(569)
Loans and advances to customers	1,045,814	—	(1,280)	—	—	—	1,044,534	(1,280)
Financial investments	446,274	—	(54,269)	—	—	—	392,005	(54,269)
Goodwill and intangible assets	20,622	(9,453)	—	—	—	—	11,169	(9,453)
Deferred tax assets	4,624	—	—	—	—	808	5,432	808
All other assets	1,307,665	(4,468)	—	4,198	(105)	—	1,307,290	(375)
Total assets	2,957,939	(13,921)	4,873	4,198	(105)	808	2,953,792	(4,147)
Liabilities and equity
Liabilities
Insurance contract liabilities	112,745	(112,745)	—	109,393	9,914	—	119,307	6,562
Deferred tax liabilities	4,673	—	—	—	—	(1,379)	3,294	(1,379)
All other liabilities	2,633,744	78	—	1,102	(51)	—	2,634,873	1,129
Total liabilities	2,751,162	(112,667)	—	110,495	9,863	(1,379)	2,757,474	6,312
Total shareholders’ equity	198,250	92,738	4,558	(99,631)	(8,847)	1,947	189,015	(9,235)
Non-controlling interests	8,527	6,008	315	(6,666)	(1,121)	240	7,303	(1,224)
Total equity	206,777	98,746	4,873	(106,297)	(9,968)	2,187	196,318	(10,459)
Total liabilities and equity	2,957,939	(13,921)	4,873	4,198	(105)	808	2,953,792	(4,147)
IFRS 17 transition impact on the reported Group consolidated income statement for the 6 months ended 30 June 2022

	IFRS 4	Removal of PVIF and IFRS 4	Remeasure-ment effect of IFRS 9 re-designations	Insurance finance income/expense	IFRS 17 CSM	Onerous contracts	Experience variance and other	Attribut- able expenses	Tax effect	IFRS 17
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
Net interest income	14,451	—	(1,066)	—	—	—	—	—	—	13,385
Net fee income	6,064	—	—	—	—	—	—	164	—	6,228
Net income from financial instruments held for trading or managed on a fair value basis	4,921	—	(65)	—	—	—	—	—	—	4,856
Net expense from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss	(3,051)	—	(8,798)	—	—	—	—	—	—	(11,849)
Net insurance premium income	7,646	(7,646)	—	—	—	—	—	—	—	—
Insurance finance income/(expense)	—	—	—	11,773				—	—	11,773
Insurance service result	—	—	—	—	459	(120)	31	—	—	370
– insurance revenue	—	—	—	—	459		521	—	—	980
– insurance service expense	—	—	—	—		(120)	(490)	—	—	(610)
Other operating income/(loss)	654	(892)		52			(32)			(218)
Total operating income	30,685	(8,538)	(9,929)	11,825	459	(120)	(1)	164	—	24,545
Net insurance claims and benefits paid and movement in liabilities to policyholders	(5,449)	5,449	—	—	—	—	—	—	—	—
Net operating income before change in expected credit losses and other credit impairment charges	25,236	(3,089)	(9,929)	11,825	459	(120)	(1)	164	—	24,545
Change in expected credit losses and other credit impairment charges	(1,090)	—	3	—	—	—	—	—	—	(1,087)
Net operating income	24,146	(3,089)	(9,926)	11,825	459	(120)	(1)	164	—	23,458
Total operating expenses	(16,419)		—	—	—	—	—	292	—	(16,127)
Operating profit	7,727	(3,089)	(9,926)	11,825	459	(120)	(1)	456	—	7,331
Share of profit in associates and joint ventures	1,449	—	—	—	—	—	—	—	—	1,449
Profit before tax	9,176	(3,089)	(9,926)	11,825	459	(120)	(1)	456	—	8,780
Tax expense	39	—	—	—	—	—	—	—	112	151
Profit for the period	9,215	(3,089)	(9,926)	11,825	459	(120)	(1)	456	112	8,931

IFRS 17 transition impact on the Group comprehensive income

	Half year to
	31 Dec	31 Dec	30 Jun	30 Jun
	2022	2022	2022	2022
	IFRS 17	IFRS 4	IFRS 17	IFRS 4
	$m	$m	$m	$m
Opening total equity for the period	186,105	196,690	196,318	206,777
of which
– retained earnings	140,860	150,417	135,236	144,458
– financial assets at FVOCI reserve	(6,011)	(5,354)	49	(634)
– insurance finance reserve	664	—	(696)	—
Profit for the period	7,318	7,455	8,931	9,215
Debt instruments at fair value through other comprehensive income	(986)	(561)	(6,246)	(4,907)
Equity instruments designated at fair value through other comprehensive income	(51)	(51)	158	158
Insurance finance income recognised in other comprehensive income	415	—	1,360	—
Other comprehensive expense for the period, net of tax	(4,090)	(3,990)	(7,801)	(7,950)
Total comprehensive (expense)/income for the period	2,606	2,853	(3,598)	(3,484)
Other movements	(3,514)	(3,515)	(6,615)	(6,603)
Closing total equity for the period	185,197	196,028	186,105	196,690

Group‘s consolidated balance sheet as at the transition date and at 31 December 2022
	IFRS 17		IFRS 4
	31 Dec	1 Jan	31 Dec	31 Dec
	2022	2022	2022	2021
	$m	$m	$m	$m
Assets
Cash and balances at central banks	327,002	403,018	327,002	403,018
Items in the course of collection from other banks	7,297	4,136	7,297	4,136
Hong Kong Government certificates of indebtedness	43,787	42,578	43,787	42,578
Trading assets	218,093	248,842	218,093	248,842
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	100,101	110,795	45,063	49,804
Derivatives	284,159	196,882	284,146	196,882
Loans and advances to banks	104,475	82,567	104,882	83,136
Loans and advances to customers	923,561	1,044,534	924,854	1,045,814
Reverse repurchase agreements – non-trading	253,754	241,648	253,754	241,648
Financial investments	364,726	392,005	425,564	446,274
Assets held for sale	115,919	3,411	115,919	3,411
Prepayments, accrued income and other assets	156,149	136,196	156,866	136,571
Current tax assets	1,230	970	1,230	970
Interests in associates and joint ventures	29,254	29,609	29,254	29,609
Goodwill and intangible assets	11,419	11,169	21,321	20,622
Deferred tax assets	8,360	5,432	7,498	4,624
Total assets	2,949,286	2,953,792	2,966,530	2,957,939
Liabilities and equity
Liabilities
Hong Kong currency notes in circulation	43,787	42,578	43,787	42,578
Deposits by banks	66,722	101,152	66,722	101,152
Customer accounts	1,570,303	1,710,574	1,570,303	1,710,574
Repurchase agreements – non-trading	127,747	126,670	127,747	126,670
Items in the course of transmission to other banks	7,864	5,214	7,864	5,214
Trading liabilities	72,353	84,904	72,353	84,904
Financial liabilities designated at fair value	127,321	145,503	127,327	145,502
Derivatives	285,762	191,064	285,764	191,064
Debt securities in issue	78,149	78,557	78,149	78,557
Liabilities of disposal groups held for sale	114,597	9,005	114,597	9,005
Accruals, deferred income and other liabilities	134,313	115,900	133,240	114,773
Current tax liabilities	1,135	699	1,135	698
Insurance contract liabilities	108,816	119,307	114,844	112,745
Provisions	1,958	2,566	1,958	2,566
Deferred tax liabilities	972	3,294	2,422	4,673
Subordinated liabilities	22,290	20,487	22,290	20,487
Total liabilities	2,764,089	2,757,474	2,770,502	2,751,162
Equity
Called up share capital	10,147	10,316	10,147	10,316
Share premium account	14,664	14,602	14,664	14,602
Other equity instruments	19,746	22,414	19,746	22,414
Other reserves	(9,133)	6,447	(9,141)	6,460
Retained earnings	142,409	135,236	152,068	144,458
Total shareholders‘ equity	177,833	189,015	187,484	198,250
Non-controlling interests	7,364	7,303	8,544	8,527
Total equity	185,197	196,318	196,028	206,777
Total liabilities and equity	2,949,286	2,953,792	2,966,530	2,957,939